STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Schedule of Paramount Skydance Issued And Outstanding Stock After Completion Of Transactions
The table below details the activity described above and calculates shares of Paramount Skydance Corporation Class A Common Stock and Class B Common Stock issued and outstanding after completion of the Transactions.

(in millions)	Class A	Class B
Each share of Paramount Global Class A Common Stock converted to one share of Paramount Skydance Corporation Class A Common Stock	40.7
Each share of Paramount Global Class B Common Stock converted to one share of Paramount Skydance Corporation Class B Common Stock		633.6
Issuance of Paramount Skydance Corporation Class B Common Stock to the NAI Equity Investors and certain other affiliates of investors in Skydance in exchange for proceeds from the PIPE Transaction		400.0
Cancellation of cash-settled Class A Common Stock	(7.2)
Cancellation of cash-settled Class B Common Stock		(285.9)
Conversion of one share of stock-settled Class A Common Stock to 1.5333 shares of Class B Common Stock	(2.0)	3.1
Issuance of Paramount Skydance Corporation Class B Common Stock to holders of Skydance Membership Units and Skydance Phantom Unit awards		313.8
Total share issuance, net of cancellations	(9.2)	431.0
Total shares of Paramount Skydance Corporation Class A and Class B Common Stock issued and outstanding after the Transactions	31.5	1,064.6

Schedule of Dividends Declared Per Share and Total Dividends
The following table presents dividends declared per share and total dividends for Paramount Skydance Corporation Class B Common Stock for the Successor period and Paramount Global’s Class A and Class B Common Stock for the Predecessor periods.

	Successor	Predecessor
	Period From August 7 - December 31,	Period From January 1 - August 6,	Year Ended December 31,
	2025	2025	2024	2023
Class A and Class B Common Stock
Dividends declared per common share	$.10	$.10	$.20	$.39

Total common stock dividends	$114	$70	$138	$261

Schedule of Changes in Components of Accumulated Other Comprehensive Loss
The following table summarizes the changes in the components of accumulated other comprehensive income (loss).

	Continuing Operations				Discontinued Operations
	Cumulative Translation Adjustments		Net Actuarial Loss and Prior Service Cost		Other Comprehensive Income (Loss) (a)	Accumulated Other Comprehensive Income (Loss)
At December 31, 2022 (Predecessor)	$(680)		$(1,097)		$(30)	$(1,807)
Other comprehensive income before reclassifications	132		(7)		(5)	120
Reclassifications to net earnings	44	(b)	52	(c)	35 (d)	131
Other comprehensive income	176		45		30	251
At December 31, 2023 (Predecessor)	(504)		(1,052)		—	(1,556)
Other comprehensive income (loss) before reclassifications	(153)		55		—	(98)
Reclassifications to net loss	—		50	(c)	—	50
Other comprehensive income (loss)	(153)		105		—	(48)
At December 31, 2024 (Predecessor)	(657)		(947)		—	(1,604)
Other comprehensive income before reclassifications	115		—		—	115
Reclassifications to net earnings	—		25	(c)	—	25
Other comprehensive income	115		25		—	140
At August 6, 2025 (Predecessor)	(542)		(922)		—	(1,464)

Adjustments to Paramount Global’s basis	542	(e)	922	(e)	—	1,464
At August 7, 2025 (Successor)	—		—		—	—
Other comprehensive income	40		19		—	59
At December 31, 2025 (Successor)	$40		$19		$—	$59
(a) Reflects cumulative translation adjustments.
(b) Reflects amounts realized within “Gain (loss) from investments” on the Consolidated Statement of Operations in connection with the dilution of our interest in Viacom18 (see Note 11).
(c) Reflects amortization of net actuarial losses.
(d) Reflects amounts realized within “Net earnings from discontinued operations, net of tax” on the Consolidated Statement of Operations in connection with the sale of Simon & Schuster (see Note 19).
(e) In connection with the change in control of Paramount Global that established a new accounting basis, the historical equity of Paramount Global was reversed.